Reconciliation to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
The following is a reconciliation of net assets available for plan benefits per financial statements to net assets per Form 5500 as of December 31, 2025 and 2024:

(In millions)	December 31, 2025	December 31, 2024
Net assets available for plan benefits per the accompanying financial statements	$275.2	252.2
Deemed loans	(1.0)	(1.0)
Net assets available for plan benefits per Form 5500	$274.2	251.2

The following is a reconciliation of benefit payments per financial statements and Form 5500 for the year ended December 31, 2025:

(In millions)	December 31, 2025
Distribution to participants per the accompanying financial statements	$39.2
Change in deemed loans	0.0
Distribution to participants per Form 5500	$39.2